Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Emerging Markets Debt Fund), Class A)	0 Months Ended
Sep. 28, 2012
(Oppenheimer Emerging Markets Debt Fund) | Class A
Bar Chart Table:
Annual Return 2011	(2.50%)